Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2016
Postemployment Benefits [Abstract]
Activity under the incentive and non-qualified stock option plans
The following is a summary of the activity under the Company’s incentive and non-qualified stock option plans for the years ended December 31, 2016, 2015 and 2014:

	Years Ended December 31,
	2016		2015		2014
	Shares	Weighted Avg. Exercise Price	Shares	Weighted Avg. Exercise Price	Shares	Weighted Avg. Exercise Price
Balance, Beginning of Period	29,500	$23.55	47,500	$22.41	61,500	$22.49
Options Granted	—	—	—	—	—	—
Options Exercised	—	—	—	—	—	—
Options Forfeited	8,000	23.47	18,000	20.55	14,000	22.74
Balance, End of Period	21,500	$23.57	29,500	$23.55	47,500	$22.41

Options Exercisable	18,200	$23.62	21,500	$23.57	34,300	$22.00
Weighted-Average Remaining Life of Exercisable Options	1.0 year		1.4 years		1.1 years
Options Available for Grant	50,000		50,000		50,000

Options outstanding
At December 31, 2016, the Company had the following options outstanding:

Grant Date	Outstanding Options	Option Price	Expiration Date
05/24/07	2,000	$24.34	05/24/17
07/09/07	1,000	$24.61	07/09/17
10/01/07	2,000	$24.28	10/01/17
01/01/08	12,000	$23.49	01/01/18
05/19/08	2,500	$22.91	05/19/18
07/01/08	2,000	$22.91	07/01/18